Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 28, 2012
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NIEMANN TACTICAL RETURN FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Niemann Tactical Return Fund (the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 16 of the Fund's statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 34 of the Fund's Statement
		of Additional Information ("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 578.14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	578.14%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Accordingly, "Other Expenses" have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will typically invest in a broad universe of equity securities of issuers of any size market capitalization, exchange-traded funds ("ETFs") and mutual funds that invest in fixed-income, money market and equity securities, and in exchange-traded notes ("ETNs"). The types of equity securities in which the Fund will directly invest include common stocks, preferred stocks, and American Depositary Receipts ("ADRs"). In addition to investing in ADRs, the Fund may invest in foreign securities (including those from emerging markets) that trade on U.S. exchanges and through its investments in mutual funds and ETFs. The Fund may also invest in mutual funds that hold options, warrants and futures and in ETFs and commodity pools that invest in commodities.

The Advisor uses an active allocation strategy to directly respond to movements in the market by identifying whether a security is strengthening or weakening within its market sector. Market sectors are defined as collections of securities based on a common characteristic. Those common characteristics can be based on asset class, (e.g., fixed-income or equity), industry group or sector, value or growth, international or domestic or even market capitalization.
The Advisor performs trend analysis to confirm the identification, and then purchases securities that are strengthening or are in a market sector that is gaining strength. Therefore, the Fund has discretion to invest in any market sector depending on market conditions and the Advisor's analysis.

The factors used to determine whether to purchase or sell a security are based on a proprietary system developed by the Advisor. First, the Advisor employs quantitative analysis to assess data over a number of distinct timeframes. In considering each of these periods of time, investment opportunities are analyzed and scored for both positive and negative characteristics. For example, an investment opportunity is rewarded for such things as: low volatility relative to its peers, upward movement during a flat market, completing a time period above its moving average, or for an upward trend that bridges more than one timeframe. Conversely, an investment opportunity is penalized for: above-average volatility relative to its peers, negative returns in a flat market, or completing a time period below its moving average. In summary, the negatives and positives are combined to determine an individual investment opportunity's score. Subsequently, this score is utilized to rank each investment opportunity in descending priority order.

The Fund expects that it will invest, under normal circumstances:

1.  From 0% to 100% in equity securities that trade on U.S. exchanges, including
    ETFs and mutual funds that invest in domestic and international equity securities, including emerging market equity securities; and

2.  From 0% to 100% in ETFs and mutual funds that invest in fixed-income securities of any maturity and any credit quality, and in ETNs.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund's share price to be more volatile than the share price of a diversified fund.

The Fund's strategy is to reduce portfolio risk and overall loss while seeking to achieve superior returns to its benchmark over a complete market cycle. The benchmark for this portfolio is a combination of one-third of the Russell 3000®
Index, which represents a broad-based universe of U.S. equities, one-third of the Barclays Capital Global Aggregate Bond Index, which represents a broad-based measure of the global investment-grade fixed-income markets, and one-third of the MSCI EAFE Index, which represents a broad-based view of international equity markets.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, money market mutual funds or inverse mutual fund or ETF positions for temporary defensive purposes in response to adverse market, economic or political conditions or based on the
Advisor's analysis.

The Advisor will sell a security if, based on the outcome of its proprietary investment process, it has shown a consistent and substantial drop in its ranking over multiple time periods. The Advisor's active allocation strategy is likely to cause the Fund to have an annual portfolio turnover rate that may
		exceed 200%.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·  Equity Market Risk. Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Fund.

·  ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Derivatives Risk. An underlying ETF's or mutual fund's use of derivatives may reduce the underlying ETF's or mutual fund's returns and/or increase volatility. A risk of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, derivatives are also subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

·  ETN Risk. ETNs are notes representing unsecured debt of the issuer. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity.

·  Credit Risk. The issuers of the bonds and other debt securities held by the underlying mutual funds and ETFs in which the Fund invests may not be able to make interest or principal payments.

·  Interest Rate Risk. In general, the value of bonds and other debt securities held by underlying mutual funds, ETFs and ETNs falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets can decline as can the value of the Fund's distributions.

·  High-Yield Securities Risk. The debt securities held by underlying mutual funds, ETFs and ETNs that are rated below investment grade (i.e. "junk bonds")
   are subject to additional risk factors such as an increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Foreign Securities Risk. The Fund may invest directly in foreign securities that trade on U.S. exchanges and through its investments in underlying mutual funds and ETFs. Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than
   U.S. securities, which could affect the Fund's investments.

·  Emerging Markets Risk. The Fund may invest directly in emerging market securities that trade on U.S. exchanges and through its investments in underlying mutual funds and ETFs. Emerging markets may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in more developed foreign countries.

·  Newer Fund Risk. The Fund is relatively new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Defensive Position Risk. If the Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be
		borne directly by the Fund.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund's
Class A shares for one year and does not reflect the sales charge imposed on purchases. If such sales charges were reflected, returns would be less than those shown. The table shows how the Fund's average annual returns for one year and since inception compare with those of several broad measures of market performance, as well as a blended index representing one-third of each of these broad measures of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website
		at www.ncmfunds.net or by calling the Fund toll-free at 1-877-626-6080.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-626-6080
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ncmfunds.net
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Return as of December 31, 2011 - Class A	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the annual return for the Fund's Class A shares for one year and does not reflect the sales charge imposed on purchases. If such sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest return for a calendar quarter was 2.56% for the quarter ended March 31, 2011 and the lowest return for a calendar quarter was -8.86% for the quarter ended
		September 30, 2011.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs"). The Return After Taxes on
Distributions and Sale of Fund Shares is higher than other return figures when a
		capital loss occurs upon the redemption of Fund shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2011)
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Barclays Capital Global Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.12%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,235
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,797
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,319
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	699
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,235
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,319
Annual Return 2011	rr_AnnualReturn2011	(12.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.86%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.12%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	384
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,731
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,671
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	284
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	996
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,731
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,671
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2010

[1]	The Fund's year-to-date return as of March 31, 2012 was 3.85%
[2]	The Blended Index is a combination of one-third of the Barclays Capital Global Aggregate Bond Index, one-third of the MSCI EAFE Index and one-third of the Russell 3000® Index.
[3]	Effective January 1, 2012, the Fund's shareholder servicing plan fee accrual was reduced from 0.50% of the Fund's average daily net assets to 0.15% of the Fund's average daily net assets. The reduction to the shareholder servicing plan fee accrual will remain in effect at least through June 27, 2013 and any increase must first be approved by the Trust's Board of Trustees (the "Board"). Accordingly, "Other Expenses" have been restated to reflect current fees.
[4]	Niemann Capital Management, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.75% of average daily net assets of the Fund's Class A shares and 2.50% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.